CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		$ 431	$ 674
Financial assets		13	68
Accounts receivable and other		928	786
Due from Brookfield Infrastructure		1,574	1,278
Assets held for sale		0	1,958
Current assets		2,946	4,764
Property, plant and equipment		14,198	12,572
Intangible assets		3,102	2,892
Investments in associates		295	0
Goodwill		1,680	1,609
Financial assets		77	164
Other assets		1,688	1,549
Deferred income tax asset		39	37
Total assets		24,025	23,587
Liabilities
Accounts payable and other		1,208	994
Non-recourse borrowings		1,214	667
Financial liabilities		17	32
Loans payable to Brookfield Infrastructure		100	102
Shares classified as financial liability		5,129	4,644
Liabilities held for sale		0	1,209
Current liabilities		7,668	7,648
Non-recourse borrowings		11,955	11,511
Financial liabilities		6	1
Other liabilities		174	220
Deferred income tax liability		2,217	1,985
Total liabilities		22,020	21,365
Equity
Brookfield Infrastructure Partners L.P	[1]	(1,299)	(1,253)
Non-controlling interests		3,304	3,475
Total equity		2,005	2,222
Total liabilities and equity		$ 24,025	$ 23,587

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.